Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
BlackRock Diversified Equity Fund - Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 32,986	$ 26,311	$ 20,829	$ 25,818	$ 20,280	$ 16,999	$ 12,912	$ 13,470	$ 11,055	$ 9,855	$ 10,000
iShares MSCI Total International Index Fund - Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,770	14,991	13,010	15,557	14,458	13,059	10,777	12,522	9,816	9,411	10,000
iShares MSCI Total International Index Fund - Investor A Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 15,389	14,652	12,764	15,306	14,255	12,904	10,682	12,448	9,777	9,395	10,000
iShares MSCI Total International Index Fund - Class K Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 15,854	15,046	13,056	15,614	14,499	13,090	10,798	12,543	9,829	9,417	10,000
iShares Russell 1000 Large-Cap Index Fund - Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 33,184	26,683	21,107	26,104	20,673	17,115	13,037	13,705	11,284	10,082	10,000
iShares Russell 1000 Large-Cap Index Fund - Investor A Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 32,341	26,072	20,667	25,637	20,348	16,893	12,898	13,598	11,224	10,056	10,000
iShares Russell 1000 Large-Cap Index Fund - Class K Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 33,331	26,784	21,177	26,183	20,720	17,146	13,061	13,726	11,288	10,086	10,000
iShares S&P 500 Index Fund -Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 33,913	27,162	21,532	26,318	20,472	17,299	13,171	13,783	11,327	10,128	10,000
iShares S&P 500 Index Fund - Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 33,513	26,874	21,329	26,102	20,328	17,197	13,109	13,735	11,301	10,116	10,000
iShares S&P 500 Index Fund - Investor A Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 33,077	26,558	21,106	25,862	20,167	17,084	13,040	13,681	11,270	10,103	10,000
iShares S&P 500 Index Fund - Investor P Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Account Value	$ 31,346	25,168	20,001	24,508	19,111	16,189	12,357	12,963	10,679	9,573	9,475
iShares S&P 500 Index Fund - Class G Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Class G Shares
Account Value	$ 34,185	27,356	21,666	26,459	20,564	17,362	13,208	13,813	11,343	10,135	10,000
iShares S&P 500 Index Fund -Class K Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 34,153	27,334	21,653	26,448	20,559	17,360	13,208	13,813	11,343	10,135	10,000
iShares U.S. Aggregate Bond Index Fund Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,321	11,170	10,572	12,164	12,393	11,519	10,611	10,625	10,282	10,033	10,000
iShares U.S. Aggregate Bond Index Fund - Investor A Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 11,044	10,924	10,365	11,957	12,212	11,379	10,498	10,548	10,232	10,008	10,000
iShares U.S. Aggregate Bond Index Fund - Investor P Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Account Value	$ 10,597	10,482	9,957	11,485	11,730	10,928	10,089	10,127	9,825	9,611	9,603
iShares U.S. Aggregate Bond Index Fund - Class K Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 11,376	11,219	10,625	12,217	12,441	11,558	10,632	10,641	10,292	10,038	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,291	$ 10,699	$ 12,299	$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055	$ 10,000